ORGANIZATION AND PRINCIPAL ACTIVITIES - Acquisition of a subsidiary (Details) - USD ($)	Aug. 22, 2023	Dec. 31, 2023
Morning Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership		100.00%
Morning Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Consideration transferred	$ 20,250
Shares issued as consideration	6,666,667
Morning Star | Morning Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%